PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Sep. 28, 2019
Property and Equipment
Property and equipment—gross	$ 121,654	$ 101,706
Accumulated depreciation	(47,557)	(27,923)
Property and equipment—net	74,097	73,783		$ 81,242
Depreciation expense	19,500	15,400	$ 6,300
Production molds and tooling
Property and Equipment
Property and equipment—gross	45,614	41,188
Furniture, fixtures, and equipment
Property and Equipment
Property and equipment—gross	5,752	5,590
Computers and software
Property and Equipment
Property and equipment—gross	41,209	28,774
Leasehold improvements
Property and Equipment
Property and equipment—gross	$ 29,079	$ 26,154